ASTON/MONTAG & CALDWELL BALANCED FUND
ASTON/Montag & Caldwell Balanced Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/MONTAG & CALDWELL BALANCED FUND		Class N Shares	Class I Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.58%	0.58%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.59%	1.34%
Fee Waiver and/or Expense Reimbursement	[1]	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses	[1][2]	1.36%	1.11%
[1]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.35% of the Fund's average daily net assets with respect to Class N shares and 1.10% of the Fund's average daily net assets with respect to Class I shares. Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	After Fee Waiver and/or Expense Reimbursement

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example ASTON/MONTAG & CALDWELL BALANCED FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	138	479	844	1,870
Class I Shares	113	402	712	1,593

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.43%.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the subadviser’s assessment of the return potential of each asset class. For equity investments, the subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
  Have a strong history of earnings growth
  Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
  Have strong balance sheets
  Have a sustainable competitive advantage
  Be currently, or have the potential to become, industry leaders
  Have the potential to outperform during market downturns
The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the subadviser limits sector and individual security exposure and adheres to a structured sell discipline in order to minimize risk.

When selecting fixed income securities, the subadviser strives to maximize total return and minimize risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest in fixed income securities only with an “A” or better rating. Investments will include:
  U.S. government securities
  Corporate bonds
  Mortgage/asset-backed securities
  Money market securities and repurchase agreements

PRINCIPAL RISKS
You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to the risk of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages and other loans to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. During periods of financial stress the markets for asset-backed and mortgage-backed securities may experience significantly lower valuations and reduced liquidity.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue on a timely basis or at all, which could result in losses to the Fund. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks of companies that the subadviser believes offer above-average growth potential. These stocks may have relatively high valuations, as measured by traditional valuation metrics (e.g., price-to-earnings ratios or price-to-book ratios). Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when growth stocks underperform.

Interest Rate Risk. Fluctuations in prevailing interest rates directly affect the market prices of bonds. When market interest rates rise, bond prices fall. The longer the time to maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (e.g., 30-year maturity) will have greater price sensitivity than a short-term bond (e.g., 2-year maturity). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The values of securities with variable interest rates are generally less sensitive to interest rate changes than those of fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general. The reduction or withdrawal of accommodative monetary policy and/or governmental intervention in securities markets may result in higher short-term or long-term interest rates in the future, which would have a negative impact on the prices of fixed income securities and, in turn, the Fund’s net asset value.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Policy Risk. In response to the global financial crisis of 2007 to 2009 and continued economic weakness in many parts of the world, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken unprecedented steps to stabilize and support financial markets, reduce the costs of borrowing and increase the availability of short-term liquidity. Many of these efforts remain in place. The withdrawal of this support, including an increase in interest rates in the United States or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.

Prepayment Risk. Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund’s total return.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.
FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter:	06/09	9.21%
Worst quarter:	12/08	(10.36)%

The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices and a composite intended to reflect the asset allocation characteristics of balanced funds in general.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns ASTON/MONTAG & CALDWELL BALANCED FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	6.26%	8.09%	6.06%	7.74%	Nov. 02, 1994
Class N Shares Return After Taxes on Distributions	3.91%	7.24%	5.47%	6.79%	Nov. 02, 1994
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	5.38%	6.35%	4.81%	6.22%	Nov. 02, 1994
Class N Shares S&P 500 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, is 5.22%.)	13.66%	15.44%	7.67%	9.64%	Oct. 31, 1994
Class N Shares Barclays U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, is 5.27%.)	6.01%	4.69%	4.70%	6.21%	Oct. 31, 1994
Class N Shares 60% S&P 500 Index/40% Barclays U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, is 5.57%.)	10.61%	11.29%	6.77%	8.58%	Oct. 31, 1994
Class I Shares	6.39%	8.22%	6.23%	4.37%	Dec. 31, 1998
Class I Shares S&P 500 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, is 5.22%.)	13.66%	15.44%	7.67%	5.22%	Dec. 31, 1998
Class I Shares Barclays U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, is 5.27%.)	6.01%	4.69%	4.70%	5.27%	Dec. 31, 1998
Class I Shares 60% S&P 500 Index/40% Barclays U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, is 5.57%.)	10.61%	11.29%	6.77%	5.57%	Dec. 31, 1998

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.